Plan’s Interest in Master Trust - Schedule of Net Appreciation in Fair Value of Investment Income (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 154
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	$ 19,751,604
Interest and dividends from investments	360,890
Net investment income	24,503,411
EBP 154 | Master Trust
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	41,509,437
Interest and dividends from investments	2,962,634
Net investment income	44,472,071
EBP 170
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	249,374,803
Interest and dividends from investments	2,667,624
Net investment income	$ 292,123,581